Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Class A
Bar Chart Table:
Annual Return 2001	3.59%
Annual Return 2002	1.00%
Annual Return 2003	0.73%
Annual Return 2004	0.91%
Annual Return 2005	2.60%
Annual Return 2006	4.43%
Annual Return 2007	4.71%
Annual Return 2008	2.15%
Annual Return 2009	0.16%
Annual Return 2010	0.06%
(Delaware Cash Reserve Fund - Class B and Class C) | Class B
Bar Chart Table:
Annual Return 2001	2.56%
Annual Return 2002	0.18%
Annual Return 2003	0.11%
Annual Return 2004	0.41%
Annual Return 2005	1.84%
Annual Return 2006	3.40%
Annual Return 2007	3.68%
Annual Return 2008	1.15%
Annual Return 2009	0.08%
Annual Return 2010	0.06%